EXPENSES FROM ORDINARY ACTIVITIES (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Research and Development Expenses
Employee expenses	[1]	$ 2,223,807	$ 1,673,473	$ 1,821,717
Other research and development expenses	[1]	4,474,209	4,026,866	7,763,654
General and Administration Expenses
Depreciation on fixed assets		21,799	21,328	22,810
Employee expenses (non R&D related)		909,756	1,033,897	992,751
Consultant and director expenses		1,279,014	849,588	750,158
Audit, internal control and other assurance expenses		186,660	200,480	204,776
Corporate compliance expenses		351,611	377,920	358,097
Office rental		142,233	200,704	195,561
Other administrative and office expenses		1,449,985	1,284,713	1,086,398
Other gains and losses
Foreign exchange (gain)/loss		$ 270,860	$ 660,213	$ (857,247)

[1]	Research and development expenses consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Company.